Contract assets (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Contract Assets
Current contract assets:

	31 December 2019	31 December 2018
Contract assets	933,969	711,928

	933,969	711,928

Non-current
contract assets:

	31 December 2019	31 December 2018
Contract assets	10,291	3,513

	10,291	3,513